Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Licensing fees	$ 121,114
Expenses
Research and development	709,260	$ 2,541,722	$ 1,115,063
General and administrative	2,151,154	3,450,193	3,172,565
Loss before other items	(2,739,300)	(5,991,915)	(4,287,628)
Other items:
Foreign exchange (loss) gain	(29,817)	(29,190)	16,334
Interest income	37	6,775
Net and comprehensive loss	$ (2,769,080)	$ (6,014,330)	$ (4,271,294)
Basic and diluted loss per share (in dollars per share)	$ (0.12)	$ (0.32)	$ (0.54)
Weighted average shares outstanding (in shares)	22,661,001	18,680,021	7,952,312